Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2011
Other Comprehensive Income (Loss) [Abstract]
Other Comprehensive Income (Loss)

NOTE 17 – OTHER COMPREHENSIVE INCOME (LOSS)

Other comprehensive income (loss) components and the related tax effects were as follows:

	2011	2010
Unrealized holding gains (losses) on available for sale securities arising during the period	$289,996	$(36,935)
Reclassification adjustment for gains realized in income	(3,934)	0

Net unrealized gains (losses)	286,062	(36,935)
Tax effect	(97,262)	12,558

Net-of-tax amount	$188,800	$(24,377)